Financial income and expenses - Financial income and expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income and expenses [Abstract]
Interest income	€ 25	€ 18	€ 13
Interest income on loans and receivables	7	7	8
Interest income on cash and cash equivalents	18	11	5
Dividend Income From Financial Assets	3	2	3
Net Gains From Disposal Of Financial Assets	0	0	2
Gains (losses) on financial assets at fair value through profit or loss	9	95	129
Other finance income (cost)	20	33	12
Finance income	58	149	158
Interest expense	235	159	173
Interest expense on borrowings	200	126	130
Interest expense on lease liabilities	25	25	29
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	(10)	(8)	(13)
Provision-related accretion and interest	9	5	10
Net foreign exchange loss	(9)	0	(4)
Other finance cost	24	24	23
Finance costs	258	188	202
Finance income (cost)	€ (200)	€ (39)	€ (44)